Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 30, 2020	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Oct. 31, 2021	Jan. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Percentage Of Matching Contribution									100.00%
Percentage Of Maximum Employee Contribution To Plan Compensation									3.00%
Amount Of Matching Contribution		$ 100	$ 100	$ 300	$ 300	$ 500	$ 500
Amount Funded To Research Activities	$ 8,300
Clinical And Regulatory Milestones Payments								$ 75,000
Specified Sales Milestones Payments								$ 90,000
Amount Of Additional Milestone Payments On Achievement		0		0		0
Liability Recognised In Relation To Milestone Achievement		$ 0		$ 0		$ 0